Subsequent Events (Details) - $ / shares			1 Months Ended
	Mar. 13, 2022	Jan. 01, 2022	Feb. 16, 2021
Subsequent Events (Details) [Line Items]
Exercised shares			260,000
Total consideration description			total consideration of approximately $260, and 40,937 options were exercised to 40,937 ordinary shares for $0.
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Pre-funded warrants		$ 260,000
Options grant description	the Company’s board of directors approved an aggregate grant of 96,000 options to purchase 96,000 ordinary shares, to employees and consultants. The exercise prices of the options granted were NIS 2.48 per share (approximately $0.76), their vesting schedules are over 3 years, and they will expire 10 years from the grant date.